First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 98.1%
	Aerospace & Defense — 8.2%
1,550	AeroVironment, Inc. (a)	$433,163
199	Axon Enterprise, Inc. (a)	107,488
1,164	BWX Technologies, Inc.	208,216
701	Carpenter Technology Corp.	223,297
535	Curtiss-Wright Corp.	301,895
2,208	Embraer S.A., ADR	138,486
322	HEICO Corp., Class A	79,524
6,755	Karman Holdings, Inc. (a)	452,788
4,349	Kratos Defense & Security Solutions, Inc. (a)	330,959
6,032	Leonardo DRS, Inc.	206,113
2,276	VSE Corp.	410,112
		2,892,041
	Air Freight & Logistics — 0.3%
3,139	Hub Group, Inc., Class A	121,071
	Automobile Components — 0.2%
628	Visteon Corp.	64,841
	Automobiles — 0.4%
1,222	Thor Industries, Inc.	129,068
	Banks — 0.3%
1,563	Customers Bancorp, Inc. (a)	107,691
	Biotechnology — 11.3%
2,431	Alkermes PLC (a)	71,909
13,595	Amicus Therapeutics, Inc. (a)	134,998
3,134	Apogee Therapeutics, Inc. (a)	225,554
3,488	Arcutis Biotherapeutics, Inc. (a)	106,907
3,997	Arrowhead Pharmaceuticals, Inc. (a)	210,642
4,285	Bridgebio Pharma, Inc. (a)	308,563
5,496	Exelixis, Inc. (a)	242,758
3,521	Halozyme Therapeutics, Inc. (a)	251,400
2,481	Kymera Therapeutics, Inc. (a)	168,410
341	Madrigal Pharmaceuticals, Inc. (a)	203,570
1,069	Natera, Inc. (a)	255,288
1,012	Nuvalent, Inc., Class A (a)	110,662
757	Praxis Precision Medicines, Inc. (a)	148,720
2,081	Protagonist Therapeutics, Inc. (a)	187,290
2,724	PTC Therapeutics, Inc. (a)	234,237
2,381	Rhythm Pharmaceuticals, Inc. (a)	259,743
3,717	Scholar Rock Holding Corp. (a)	163,771
4,410	Spyre Therapeutics, Inc. (a)	132,300
6,762	Travere Therapeutics, Inc. (a)	239,443
1,786	Ultragenyx Pharmaceutical, Inc. (a)	62,064
Shares	Description	Value

	Biotechnology (Continued)
594	Veracyte, Inc. (a)	$28,120
4,965	Xenon Pharmaceuticals, Inc. (a)	222,035
		3,968,384
	Broadline Retail — 1.2%
2,557	Global-e Online Ltd. (a)	103,354
2,508	Ollie’s Bargain Outlet Holdings, Inc. (a)	308,760
		412,114
	Building Products — 1.0%
1,791	AAON, Inc.	167,423
1,155	Modine Manufacturing Co. (a)	187,260
		354,683
	Capital Markets — 2.1%
2,465	Bullish (a)	107,523
1,155	Piper Sandler Cos.	387,964
937	StoneX Group, Inc. (a)	84,902
4,088	Virtu Financial, Inc., Class A	146,187
		726,576
	Chemicals — 0.4%
995	Balchem Corp.	155,429
	Commercial Services & Supplies — 0.5%
7,119	Montrose Environmental Group, Inc. (a)	182,602
	Communications Equipment — 1.0%
934	Ciena Corp. (a)	190,732
482	Lumentum Holdings, Inc. (a)	156,727
		347,459
	Construction & Engineering — 2.8%
1,452	Construction Partners, Inc., Class A (a)	158,268
422	Dycom Industries, Inc. (a)	152,566
1,446	Everus Construction Group, Inc. (a)	132,974
235	IES Holdings, Inc. (a)	98,364
2,095	Legence Corp., Class A (a)	96,328
429	MYR Group, Inc. (a)	96,233
771	Sterling Infrastructure, Inc. (a)	265,463
		1,000,196
	Construction Materials — 0.3%
4,532	James Hardie Industries PLC (a)	89,643
	Consumer Finance — 3.0%
361	Dave, Inc. (a)	78,792
4,945	Encore Capital Group, Inc. (a)	256,596
15,478	EZCORP, Inc., Class A (a)	298,416

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Consumer Finance (Continued)
1,960	FirstCash Holdings, Inc.	$310,483
6,890	LendingClub Corp. (a)	124,709
		1,068,996
	Diversified Consumer Services — 0.9%
654	Adtalem Global Education, Inc. (a)	60,535
1,516	Bright Horizons Family Solutions, Inc. (a)	155,784
753	Grand Canyon Education, Inc. (a)	118,778
		335,097
	Electrical Equipment — 3.7%
3,803	American Superconductor Corp. (a)	118,235
11,544	Amprius Technologies, Inc. (a)	130,678
3,213	Bloom Energy Corp., Class A (a)	350,988
17,051	Eos Energy Enterprises, Inc. (a)	256,617
444	Generac Holdings, Inc. (a)	67,324
1,348	Nextpower, Inc., Class A (a)	123,504
735	Powell Industries, Inc.	237,567
		1,284,913
	Electronic Equipment, Instruments & Components — 4.6%
452	Celestica, Inc. (a)	155,673
2,342	Cognex Corp.	89,230
887	Coherent Corp. (a)	145,699
1,080	Fabrinet (a)	496,163
9,856	Mirion Technologies, Inc. (a)	256,453
7,670	nLight, Inc. (a)	270,214
720	OSI Systems, Inc. (a)	195,012
		1,608,444
	Energy Equipment & Services — 2.2%
4,311	Solaris Energy Infrastructure, Inc.	206,454
7,934	TechnipFMC PLC	359,093
2,634	Weatherford International PLC	197,023
		762,570
	Financial Services — 0.7%
5,135	Paymentus Holdings, Inc., Class A (a)	178,287
2,067	Toast, Inc., Class A (a)	70,671
		248,958
	Health Care Equipment & Supplies — 2.3%
1,898	Globus Medical, Inc., Class A (a)	172,794
Shares	Description	Value

	Health Care Equipment & Supplies (Continued)
92	Insulet Corp. (a)	$30,101
2,288	iRhythm Technologies, Inc. (a)	430,167
1,107	TransMedics Group, Inc. (a)	161,965
		795,027
	Health Care Providers & Services — 2.2%
813	GeneDx Holdings Corp. (a)	135,730
4,157	Guardant Health, Inc. (a)	450,702
1,623	HealthEquity, Inc. (a)	170,707
		757,139
	Health Care Technology — 0.8%
3,184	HealthStream, Inc.	80,078
7,441	Schrodinger, Inc. (a)	130,664
5,129	Simulations Plus, Inc. (a)	87,193
		297,935
	Hotels, Restaurants & Leisure — 3.2%
12,279	First Watch Restaurant Group, Inc. (a)	227,898
18,081	Genius Sports Ltd. (a)	182,076
2,261	Life Time Group Holdings, Inc. (a)	63,127
5,528	Rush Street Interactive, Inc. (a)	101,936
8,485	Sportradar Group AG, Class A (a)	186,670
2,586	Travel + Leisure Co.	177,348
704	Wingstop, Inc.	186,370
		1,125,425
	Household Durables — 0.7%
954	Installed Building Products, Inc.	255,691
	Independent Power and Renewable Electricity Producers — 0.3%
801	Ormat Technologies, Inc.	90,441
	Insurance — 2.2%
967	HCI Group, Inc.	171,884
413	Kinsale Capital Group, Inc.	158,964
398	Neptune Insurance Holdings, Inc., Class A (a)	9,281
2,036	Palomar Holdings, Inc. (a)	252,892
3,047	Ryan Specialty Holdings, Inc.	176,939
		769,960
	Leisure Products — 0.3%
1,352	BRP, Inc.	93,437
	Life Sciences Tools & Services — 3.0%
2,970	Azenta, Inc. (a)	105,613
6,109	BioLife Solutions, Inc. (a)	161,889

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Life Sciences Tools & Services (Continued)
2,480	Bio-Techne Corp.	$159,985
1,026	ICON PLC (a)	189,810
337	Medpace Holdings, Inc. (a)	199,659
46	OmniAb, Inc. - 12.5 Earnout Shares (a) (b) (c) (d) (e)	0
46	OmniAb, Inc. - 15 Earnout Shares (a) (b) (c) (d) (e)	0
1,424	Repligen Corp. (a)	243,532
		1,060,488
	Machinery — 4.5%
4,222	Alliance Laundry Holdings, Inc. (a)	100,357
1,014	Crane Co.	185,815
688	ESCO Technologies, Inc.	146,482
1,042	Federal Signal Corp.	118,788
2,053	Flowserve Corp.	146,482
596	JBT Marel Corp.	83,756
6,752	Kornit Digital Ltd. (a)	90,004
934	Lindsay Corp.	107,345
704	RBC Bearings, Inc. (a)	313,259
1,312	SPX Technologies, Inc. (a)	282,132
		1,574,420
	Media — 0.5%
11,314	Magnite, Inc. (a)	166,203
	Metals & Mining — 1.2%
6,034	Hudbay Minerals, Inc.	102,337
1,649	MP Materials Corp. (a)	102,155
4,777	Pan American Silver Corp.	218,166
		422,658
	Oil, Gas & Consumable Fuels — 3.2%
2,557	Antero Resources Corp. (a)	93,152
1,886	Cameco Corp.	166,930
400	Centrus Energy Corp., Class A (a)	103,720
962	Gulfport Energy Corp. (a)	214,035
6,415	Magnolia Oil & Gas Corp., Class A	148,443
19,191	Uranium Energy Corp. (a)	235,474
4,348	Viper Energy, Inc., Class A	158,832
		1,120,586
	Personal Care Products — 0.3%
3,705	BellRing Brands, Inc. (a)	114,447
	Pharmaceuticals — 5.1%
656	Axsome Therapeutics, Inc. (a)	99,384
927	Corcept Therapeutics, Inc. (a)	73,604
Shares	Description	Value

	Pharmaceuticals (Continued)
7,971	Crinetics Pharmaceuticals, Inc. (a)	$363,159
5,862	Edgewise Therapeutics, Inc. (a)	152,646
3,110	Indivior PLC (a)	104,496
1,485	Ligand Pharmaceuticals, Inc. (a)	301,722
7,332	Mind Medicine MindMed, Inc. (a)	92,750
5,960	Septerna, Inc. (a)	172,959
4,118	Supernus Pharmaceuticals, Inc. (a)	187,740
2,296	Tarsus Pharmaceuticals, Inc. (a)	183,588
9,451	WaVe Life Sciences Ltd. (a)	73,340
		1,805,388
	Professional Services — 1.6%
2,465	Maximus, Inc.	212,212
17,221	Planet Labs PBC (a)	204,930
1,586	UL Solutions, Inc., Class A	144,659
		561,801
	Real Estate Management & Development — 0.3%
11,795	Compass, Inc., Class A (a)	122,904
	Semiconductors & Semiconductor Equipment — 6.9%
2,481	Ambarella, Inc. (a)	184,041
859	Camtek Ltd. (a)	90,448
1,067	Credo Technology Group Holding Ltd. (a)	189,499
2,177	Impinj, Inc. (a)	374,161
2,021	Lattice Semiconductor Corp. (a)	141,894
2,600	MACOM Technology Solutions Holdings, Inc. (a)	454,974
683	Onto Innovation, Inc. (a)	97,778
2,036	Power Integrations, Inc.	68,410
3,706	Rambus, Inc. (a)	354,183
1,868	Semtech Corp. (a)	138,531
857	Silicon Laboratories, Inc. (a)	109,336
712	SiTime Corp. (a)	211,962
		2,415,217
	Software — 7.0%
1,255	Agilysys, Inc. (a)	154,315
3,613	Braze, Inc., Class A (a)	103,693
3,883	Cipher Mining, Inc. (a)	79,019
9,599	Clearwater Analytics Holdings, Inc., Class A (a)	211,754
9,217	Core Scientific, Inc. (a)	155,675
1,960	Descartes Systems Group (The), Inc. (a)	161,543
842	Guidewire Software, Inc. (a)	181,855
714	InterDigital, Inc.	255,433
857	Manhattan Associates, Inc. (a)	151,218

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
4,516	Netskope, Inc., Class A (a)	$83,004
2,603	PAR Technology Corp. (a)	89,829
2,296	Rubrik, Inc., Class A (a)	159,159
6,721	SentinelOne, Inc., Class A (a)	108,947
352	SPS Commerce, Inc. (a)	29,329
3,429	Tenable Holdings, Inc. (a)	90,937
4,515	Terawulf, Inc. (a)	70,028
4,869	Varonis Systems, Inc. (a)	161,018
1,990	Via Transportation, Inc., Class A (a)	69,312
7,104	Zeta Global Holdings Corp., Class A (a)	129,648
		2,445,716
	Specialty Retail — 3.6%
4,379	Academy Sports & Outdoors, Inc.	211,287
2,191	Boot Barn Holdings, Inc. (a)	424,660
280	Carvana Co. (a)	104,860
1,562	Five Below, Inc. (a)	257,558
6,329	National Vision Holdings, Inc. (a)	182,592
3,797	Revolve Group, Inc. (a)	91,773
		1,272,730
	Technology Hardware, Storage & Peripherals — 0.4%
1,638	Pure Storage, Inc., Class A (a)	145,717
	Textiles, Apparel & Luxury Goods — 0.3%
1,428	Kontoor Brands, Inc.	106,172
	Tobacco — 0.4%
1,538	Turning Point Brands, Inc.	154,046
	Trading Companies & Distributors — 2.7%
1,182	FTAI Aviation Ltd.	204,770
1,848	SiteOne Landscape Supply, Inc. (a)	248,149
4,317	Titan Machinery, Inc. (a)	79,951
7,301	Xometry, Inc., Class A (a)	426,889
		959,759
	Total Common Stocks	34,494,083
	(Cost $27,638,271)
Shares	Description	Value
MONEY MARKET FUNDS — 1.9%
672,658	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.84% (f)	$672,658
	(Cost $672,658)

	Total Investments — 100.0%	35,166,741
	(Cost $28,310,929)
	Net Other Assets and Liabilities — (0.0)%	(15,791)
	Net Assets — 100.0%	$35,150,950

(a)	Non-income producing security.
(b)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P. (the “Advisor”).
(c)	Restricted security as to resale, excluding Rule 144A securities (see Restricted Securities table).
(d)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At November 30, 2025, securities
noted as such are valued at $0 or 0.0% of net assets.

(e)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(f)	Rate shown reflects yield as of November 30, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows:

	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Life Sciences Tools & Services	$1,060,488	$1,060,488	$—	$— **
Other Industry Categories*	33,433,595	33,433,595	—	—
Money Market Funds	672,658	672,658	—	—
Total Investments	$35,166,741	$35,166,741	$—	$— **

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Restricted Securities
As of November 30, 2025, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
OmniAb, Inc. - 12.5 Earnout Shares	11/02/22	46	$0.00	$0	$0	0.00%
OmniAb, Inc. - 15 Earnout Shares	11/02/22	46	0.00	0	0	0.00
				$0	$0	0.00%